Document and Entity Information	Apr. 02, 2020
Prospectus:
Document Type	497
Document Period End Date	Apr. 02, 2020
Registrant Name	DIREXION FUNDS
Entity Central Index Key	0001040587
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 02, 2020
Document Effective Date	Apr. 02, 2020
Prospectus Date	Dec. 27, 2019
HILTON TACTICAL INCOME FUND | Institutional Class
Prospectus:
Trading Symbol	HCYIX
HILTON TACTICAL INCOME FUND | Investor Class
Prospectus:
Trading Symbol	HCYAX